Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0001527166
Registrant Name	Carlyle Group Inc.
Registration File Number	333-270745
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A